Property, plant and equipment, net	12 Months Ended
Dec. 31, 2024
Property, plant and equipment, net
Property, plant and equipment, net

13       Property, plant and equipment, net

	Land,	Plant and	Vehicles,
	building and	production	furniture and	Works in
	improvements	Equipment	fixtures	progress	Others	Total
Cost
Balances at January 1, 2024	59,361	54,229	70,385	482	23,531	207,988
Acquisitions	110	3,343	10,459	736	307	14,955
Disposals	—	(41)	(1,941)	—	(2)	(1,984)
Transfers	11	—	—	(11)	—	—
Transfers to intangible	—	(4)	(12)	—	—	(16)
Translation differences and inflation adjustment	(1,647)	(1,900)	2,463	(17)	(1,373)	(2,474)
Balances at December 31, 2024	57,835	55,627	81,354	1,190	22,463	218,469
Balances at January 1, 2023	56,644	51,920	68,597	1,055	22,521	200,737
Acquisitions	40	2,209	5,405	1,556	575	9,785
Disposals	—	(38)	(469)	—	(387)	(894)
Transfers	1,886	57	—	(1,981)	38	—
Transfers to intangible	—	(1,002)	—	(154)	—	(1,156)
Translation differences and inflation adjustment	791	1,083	(3,148)	6	784	(484)
Balances at December 31, 2023	59,361	54,229	70,385	482	23,531	207,988
Accumulated at January 1, 2024	16,342	41,867	53,574	—	21,286	133,069
Depreciation of the year	1,255	2,786	5,507	—	825	10,373
Disposals	—	(32)	(1,839)	—	(2)	(1,873)
Transfers	—	10	(10)	—	—	—
Transfers to intangible	—	—	(5)	—	—	(5)
Translation differences and inflation adjustment	82	(1,555)	1,838	—	(1,261)	(896)
Accumulated at December 31, 2024	17,679	43,076	59,065	—	20,848	140,668
Accumulated at January 1, 2023	15,324	38,163	52,491	—	20,017	125,995
Depreciation of the year	1,134	2,890	4,152	—	944	9,120
Disposals	—	(36)	(388)	—	(378)	(802)
Translation differences and inflation adjustment	(116)	850	(2,681)	—	703	(1,244)
Accumulated at December 31, 2023	16,342	41,867	53,574	—	21,286	133,069
Net balances at December 31, 2024	40,156	12,551	22,289	1,190	1,615	77,801
Net balances at December 31, 2023	43,019	12,362	16,811	482	2,245	74,919